Summary of significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of quantitative analysis of total gross revenue and air transportation segment by revenue line

Parameters	2023	2022
Quantitative
Passenger transportation	91.1%	92.6%
Others	8.9%	7.4%

Schedule of exchange rate effect on consolidated financial statements

	Final Rate		Average Rate
	2023	2022	2023	2022
U.S. Dollar	4.8413	5.2177	4.9959	5.1630
Argentinian Peso	0.0060	0.0295	0.0192	0.0406